RESTRUCTURING AND OTHER EXIT COSTS - Components of Restructuring and Other Exit Costs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Restructuring Cost and Reserve [Line Items]
Total 2012 Expense	$ 4,278	$ 5,198	$ 1,733
Restructuring fiscal twenty eleven plan
Restructuring Cost and Reserve [Line Items]
Total Expected Costs	10,034
Total 2012 Expense	4,244
Cumulative To-Date Expense	9,724
Restructuring fiscal twenty eleven plan | Employee separation costs
Restructuring Cost and Reserve [Line Items]
Total Expected Costs	6,177
Total 2012 Expense	697
Cumulative To-Date Expense	6,177
Restructuring fiscal twenty eleven plan | Contract exit and termination costs
Restructuring Cost and Reserve [Line Items]
Total Expected Costs	557
Total 2012 Expense	247
Cumulative To-Date Expense	247
Restructuring fiscal twenty eleven plan | Other associated exit costs
Restructuring Cost and Reserve [Line Items]
Total Expected Costs	3,300
Total 2012 Expense	3,300
Cumulative To-Date Expense	$ 3,300